Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Detailed information of Intangible assets and Goodwill
As of December 31, 2022 and 2021, Intangible assets and Goodwill consisted of the following:

($ in thousands)	Customer Relation-ships	Trade Names	Permit Application Costs	Licenses	Other Intangibles (a)	Goodwill	Total
Cost
Balance at January 1, 2021	$70,529	$39,700	$8,752	$89,347	$6,390	$450,569	$665,287
Additions	—	—	3,169	—	3,002	—	6,171
Additions from acquisitions	24,250	1,400	—	317,200	1,151	212,140	556,141
Impairment	(62,900)	(39,000)	—	—	(3,783)	(215,551)	(321,234)
Measurement period adjustments	—	—	—	(2,240)	—	(391)	(2,631)
Disposals	—	—	—	—	(476)	—	(476)
Balance at December 31, 2021	$31,879	$2,100	$11,921	$404,307	$6,284	$446,767	$903,258
Additions	—	—	3,106	—	—	—	3,106
Impairment	—	—	—	(21,800)	—	(117,024)	(138,824)
Measurement period adjustments	—	—	—	(1,000)	—	812	(188)
Balance at December 31, 2022	$31,879	$2,100	$15,027	$381,507	$6,284	$330,555	$767,352

Accumulated amortization
Balance at January 1, 2021	$(5,129)	$(3,970)	$(7,118)	$—	$(2,960)	$—	$(19,177)
Amortization	932	3,275	(3,330)	—	(642)	—	235
Disposals	—	—	—	—	95	—	95
Balance at December 31, 2021	(4,197)	(695)	(10,448)	—	(3,507)	—	$(18,847)
Amortization	(3,930)	(915)	(3,449)	—	(2,066)	—	(10,360)
Disposals	—	—	—	—	—	—	—
Balance at December 31, 2022	$(8,127)	$(1,610)	$(13,897)	$—	$(5,573)	$—	$(29,207)

Net book value
December 31, 2021	$27,682	$1,405	$1,473	$404,307	$2,777	$446,767	$884,411
December 31, 2022	$23,752	$490	$1,130	$381,507	$711	$330,555	$738,145
(a) Other Intangibles includes non-compete agreements, non-solicitation agreements and related amortization.

Disclosure of estimated amortization expense of intangible assets other than goodwill explanatory
The following table outlines the estimated annual amortization expense related to intangible assets as of December 31, 2022:

($ in thousands)	Estimated Amortization
2023	$5,776
2024	4,282
2025	4,093
2026	3,968
2027	3,271
Thereafter	4,693
Total estimated amortization	$26,083